John Hancock
California Tax-Free Income Fund
Quarterly portfolio holdings 2/29/2020

Fund’s investments
As of 2-29-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 98.9%				$223,678,421
(Cost $202,720,794)
California 97.0%				219,428,883
ABAG Finance Authority for Nonprofit Corps. Sharp HealthCare, Series A	5.000	08-01-43	2,000,000	2,239,620
Burbank Unified School District Convertible Capital Appreciation Election 2013, GO (0.000% to 8-1-23, then 4.500% thereafter)	0.000	08-01-37	1,770,000	1,882,714
California Community Housing Agency Annadel Apartments, Series A (A)	5.000	04-01-49	1,000,000	1,201,890
California Community Housing Agency Serenity at Larkspur, Series A (A)	5.000	02-01-50	2,000,000	2,434,520
California Community Housing Agency Verdant at Green Valley Project, Series A (A)	5.000	08-01-49	1,000,000	1,208,470
California County Tobacco Securitization Agency Fresno County Funding Corp.	6.000	06-01-35	1,765,000	1,766,783
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,500,000	1,614,930
California County Tobacco Securitization Agency Public Improvements	5.250	06-01-21	2,020,000	2,048,623
California Educational Facilities Authority Pepperdine University	5.000	10-01-49	2,550,000	3,056,099
California Educational Facilities Authority University of Redlands, Series A	5.000	10-01-35	1,000,000	1,167,160
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (A)	5.000	07-01-40	430,000	497,196
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (A)	5.000	07-01-50	350,000	400,432
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (A)	5.000	07-01-55	240,000	273,218
California Health Facilities Financing Authority Children's Hospital, Series A	5.000	08-15-47	1,000,000	1,207,020
California Health Facilities Financing Authority City of Hope Obligated Group	4.000	11-15-45	1,000,000	1,175,580
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-42	1,000,000	1,215,980
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-47	1,425,000	1,721,286
California Health Facilities Financing Authority Lucile Packard Children's Hospital, Series B	5.000	08-15-55	1,000,000	1,195,090
California Health Facilities Financing Authority Lucile Salter Packard Children's Hospital, Series A	5.000	08-15-43	1,000,000	1,146,410
California Health Facilities Financing Authority Sutter Health, Series A	5.000	08-15-43	1,000,000	1,202,240
California Housing Finance Series A	4.250	01-15-35	993,096	1,244,200
California Municipal Finance Authority Channing House Project, Series A (B)	4.000	05-15-40	1,500,000	1,760,565
California Municipal Finance Authority Collegiate Housing Foundation Davis-I, LLC, West Village Student Housing Project	5.000	05-15-33	1,000,000	1,259,430
California Municipal Finance Authority HumanGood Obligated Group, Series A	5.000	10-01-44	1,000,000	1,199,110
California Municipal Finance Authority LINXS APM Project, Series A, AMT	5.000	12-31-47	1,000,000	1,220,360
California Municipal Finance Authority Paradise Valley Estates Project, Series A (B)	5.000	01-01-49	1,500,000	1,851,525
California Municipal Finance Authority Retirement Housing Foundation Obligation Group, Series A	5.000	11-15-31	1,500,000	2,031,795
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	2,000,000	2,400,580
2	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority William Jessup University	5.000	08-01-39	1,500,000	$1,775,415
California Municipal Finance Authority Wineville School Project, Series A (B)	5.000	10-01-42	2,000,000	2,350,060
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (A)	5.000	07-01-39	1,000,000	1,235,260
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (A)	5.000	11-21-45	1,500,000	1,824,525
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	1,000,000	1,111,050
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	4,675,000	5,401,308
California Public Finance Authority Excelsior Charter Schools Project, Series A (A)	5.000	06-15-50	500,000	560,795
California Public Finance Authority Excelsior Charter Schools Project, Series A (A)	5.000	06-15-55	500,000	556,490
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-47	2,000,000	2,316,620
California Public Finance Authority Trinity Classical Academy, Series A (A)	5.000	07-01-44	110,000	119,826
California Public Finance Authority Trinity Classical Academy, Series A (A)	5.000	07-01-54	325,000	352,112
California School Finance Authority Aspire Public Schools (A)	5.000	08-01-46	3,275,000	3,715,226
California School Finance Authority Granada Hills Charter High School Obligated Group (A)	5.000	07-01-43	1,000,000	1,170,570
California School Finance Authority Kipp LA Project, Series A (A)	5.000	07-01-47	1,500,000	1,789,050
California State Public Works Board Various Capital Projects, Series A	5.000	04-01-37	1,000,000	1,079,920
California State Public Works Board Various Correctional Facilities, Series A	5.000	09-01-39	2,500,000	2,924,200
California State University College and University Revenue, Series A	5.000	11-01-44	2,000,000	2,361,180
California Statewide Communities Development Authority Adventist Health System, Series A	5.000	03-01-48	1,885,000	2,331,802
California Statewide Communities Development Authority CHF Irvine LLC	5.000	05-15-40	2,735,000	3,240,866
California Statewide Communities Development Authority Front Porch Communities and Services, Series A	5.000	04-01-47	500,000	600,335
California Statewide Communities Development Authority Infrastructure Program Revenue, Series B	5.000	09-02-44	1,000,000	1,088,510
California Statewide Communities Development Authority Redlands Community Hospital	5.000	10-01-46	2,000,000	2,366,300
California Statewide Communities Development Authority Redwoods Project (B)	5.375	11-15-44	1,500,000	1,734,120
California Statewide Financing Authority Tobacco Settlement, Series A	6.000	05-01-37	2,500,000	2,517,800
California Statewide Financing Authority Tobacco Settlement, Series B	6.000	05-01-37	3,000,000	3,021,360
City of Belmont Library Project, Series A (B)	5.750	08-01-24	1,000,000	1,127,860
City of Irvine Community Facilities District, Series 2013-3 Great Park	5.000	09-01-49	2,000,000	2,246,440
City of La Verne Brethren Hillcrest Homes	5.000	05-15-36	750,000	797,970
City of Long Beach Alamitos Bay Marina Project	5.000	05-15-45	1,000,000	1,152,700
City of Long Beach Community Facilities District 6-Pike Project	6.250	10-01-26	2,035,000	2,039,172
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	3

	Rate (%)	Maturity date	Par value^	Value
California (continued)
City of Long Beach Harbor Revenue, Series A	5.000	05-15-49	2,000,000	$2,582,660
City of Los Angeles Department of Airports Los Angeles International Airport, AMT	5.000	05-15-43	2,000,000	2,557,420
City of San Clemente Community Facilities District, Series 2006-1	5.000	09-01-46	1,980,000	2,277,416
City of San Francisco Public Utilities Commission Water Revenue Green Bonds, Series A	5.000	11-01-45	1,500,000	1,787,385
City of San Mateo Community Facilities District, Series 2008-1 Bay Meadows	5.500	09-01-44	2,000,000	2,169,140
College of the Sequoias Tulare Area Improvement District No. 3 Election of 2008, Series B, GO (B)(C)	2.335	08-01-40	2,890,000	1,791,395
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	5,000,000	5,838,000
Golden State Tobacco Securitization Corp. Series A	5.000	06-01-40	5,000,000	5,956,800
Golden State Tobacco Securitization Corp. Series A	5.000	06-01-45	3,250,000	3,857,263
Golden State Tobacco Securitization Corp. Series A-1	3.500	06-01-36	1,000,000	1,042,280
Golden State Tobacco Securitization Corp. Series A-2	5.000	06-01-47	1,610,000	1,708,886
Inland Valley Development Agency Series A	5.000	09-01-44	2,500,000	2,841,450
Lancaster School District School Improvements (B)(C)	0.787	04-01-22	1,380,000	1,357,299
Los Angeles Community Facilities District Cascades Business Park	6.400	09-01-22	240,000	242,933
Los Angeles County Public Works Financing Authority Series D	5.000	12-01-45	3,000,000	3,640,200
Los Angeles County Regional Financing Authority Montecedro, Inc. Project, Series A (B)	5.000	11-15-44	1,355,000	1,500,093
Los Angeles Department of Water & Power Power Systems, Series D	5.000	07-01-44	1,000,000	1,157,370
Marin Healthcare District Election of 2013, GO	4.000	08-01-45	1,000,000	1,128,640
Morgan Hill Redevelopment Successor Agency Series A	5.000	09-01-33	1,750,000	1,997,748
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500	11-01-39	1,500,000	2,523,765
Norman Y. Mineta San Jose International Airport SJC Series A, AMT	5.000	03-01-47	3,000,000	3,630,600
Oakland Unified School District/Alameda County Series A, GO	5.000	08-01-40	1,500,000	1,789,365
Orange County Community Facilities District 2017-1 Esencia Village, Series A	5.000	08-15-47	2,000,000	2,444,220
Pacifica School District Series C, GO (B)(C)	1.315	08-01-26	1,000,000	918,410
Port of Los Angeles Series A, AMT	5.000	08-01-44	2,000,000	2,310,160
River Islands Public Financing Authority Community Facilities District, Series 2003-1	5.500	09-01-45	2,000,000	2,193,820
River Islands Public Financing Authority Community Facilities District, Series 2003-1, Series A	5.000	09-01-48	1,250,000	1,450,013
Riverside County Transportation Commission Senior Lien, Series A	5.750	06-01-48	1,000,000	1,133,500
San Diego County Regional Airport Authority Consol Rental Car Facilities, Series A	5.000	07-01-44	4,925,000	5,706,844
San Diego Public Facilities Financing Authority Series A	5.000	10-15-44	1,000,000	1,197,990
4	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Diego Unified School District Series I, GO (C)	3.513	07-01-39	1,250,000	$634,938
San Francisco City & County Airport Commission Special Facilities Lease, SFO Fuel Company LLC, Series A, AMT	5.000	01-01-47	2,000,000	2,511,480
San Francisco City & County Redevelopment Successor Agency Department of General Services Lease, No. 6, Mission Bay South, Series A	5.150	08-01-35	1,250,000	1,268,413
San Francisco City & County Redevelopment Successor Agency Mission Bay Project, Series A	5.000	08-01-43	1,000,000	1,148,900
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity (C)	0.736	01-01-22	6,500,000	6,411,665
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000	01-15-44	2,500,000	2,930,675
San Mateo Joint Powers Financing Authority Capital Projects Program (B)	5.000	07-01-21	1,815,000	1,878,634
Santa Ana Financing Authority Police Administration & Holding Facility, Series A (B)	6.250	07-01-24	5,000,000	5,643,800
Santa Ana Financing Authority Prerefunded, Police Administration & Holding Facility, Series A (B)	6.250	07-01-24	5,000,000	5,662,400
Santa Margarita Water District Community Facilities District, Number 2013-1	5.625	09-01-43	745,000	833,543
Santee School District Election of 2006, Series E, GO (B)(C)	2.564	05-01-51	1,530,000	687,001
South Orange County Public Financing Authority Series A	5.000	08-15-33	1,000,000	1,074,320
South Orange County Public Financing Authority Series A	5.000	08-15-34	450,000	483,269
Southern California Public Power Authority Apex Power Project, Series A	5.000	07-01-38	1,000,000	1,165,180
Southern California Public Power Authority Natural Gas Project Revenue, Series A	5.250	11-01-26	2,000,000	2,481,820
State of California Construction Bonds, GO	5.000	10-01-49	1,000,000	1,312,840
State of California Various Purpose, GO	5.000	04-01-32	2,000,000	2,875,940
State of California Various Purpose-Bid Group B, GO	5.000	08-01-36	1,000,000	1,302,400
Stockton Public Financing Authority Delta Water Supply Project, Series A	6.250	10-01-40	1,150,000	1,374,664
Sweetwater Union High School District Ad Valorem Property Tax, GO	4.000	08-01-42	500,000	557,525
Turlock Irrigation District Electricity, Power & Light Revenues	5.000	01-01-41	1,000,000	1,277,810
University of California Series AZ	5.000	05-15-48	4,000,000	5,095,360
West Covina Community Development Commission Successor Agency Fashion Plaza	6.000	09-01-22	2,215,000	2,377,448
William S. Hart Union High School District Community Facilities District, Series 2015-1	5.000	09-01-47	1,000,000	1,174,125
Puerto Rico 1.9%				4,249,538
Puerto Rico Sales Tax Financing Corp. Series A-1 (C)	4.658	07-01-46	7,000,000	2,073,890
Puerto Rico Sales Tax Financing Corp. Series A-1	4.750	07-01-53	1,926,000	2,175,648

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.8%				$1,662,000
(Cost $1,661,974)
U.S. Government Agency 0.3%				655,000
Federal Agricultural Mortgage Corp. Discount Note	1.390	03-02-20	129,000	129,000
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	5

	Yield* (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Federal Home Loan Bank Discount Note	1.320	03-02-20	526,000	526,000

	Par value^	Value
Repurchase agreement 0.5%		$1,007,000
Barclays Tri-Party Repurchase Agreement dated 2-28-20 at 1.570% to be repurchased at $1,007,132 on 3-2-20, collateralized by $983,600 U.S. Treasury Notes, 1.875% due 6-30-26 (valued at $1,027,333)	1,007,000	1,007,000
Total investments (Cost $204,382,768) 99.7%		$225,340,421
Other assets and liabilities, net 0.3%		752,613
Total net assets 100.0%		$226,093,034

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Insurance coverage	As a % of total investments
National Public Finance Guarantee Corp.	6.3
California Mortgage Insurance	3.0
Assured Guaranty Municipal Corp.	1.7
Build America Mutual Assurance Company	1.0
Ambac Financial Group, Inc.	0.5
TOTAL	12.5
The fund had the following sector composition as a percentage of net assets on 2-29-20:
General obligation bonds	6.6%
Revenue bonds	92.3%
Facilities	14.2%
Other revenue	13.5%
Health care	13.0%
Education	11.2%
Tobacco	10.4%
Transportation	9.8%
Development	5.9%
Airport	5.7%
Housing	4.7%
Utilities	2.4%
Water and sewer	1.0%
Pollution	0.5%
Short-term investments and other	1.1%
TOTAL	100.0%
6	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of February 29, 2020, all investments are categorized as Level 2 under the hierarchy described above.
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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